Financial Instruments by Category Disclosure of Financial Assets (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Restricted cash and cash equivalents		$ 16		$ 15
Cash and cash equivalents	$ 861	861	$ 1,592	2,471	$ 2,676	$ 1,239
Financial assets at amortised cost		1,010		2,945
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Trade and other receivables, net		131		456
Restricted cash and cash equivalents		16		15
Cash and cash equivalents		861		2,471
Deposits		$ 2		3
Interest rate swap contract [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Interest rate swaps				$ 35